SCHEDULE OF RELATED PARTY BALANCE AND TRANSACTIONS (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Related Party Balance And Transcations Schedule Of Related Party Balance And Transactions 1	$ (2,690,635)
Related Party Balance And Transcations Schedule Of Related Party Balance And Transactions 2	$ 32,844,632